Operating Revenue	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Operating Revenue

NOTE 4. OPERATING REVENUE

The Companies’ operating revenue consists of the following:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy
Electric sales:
Regulated	$7,383	$7,348	$7,482
Nonregulated	1,429	1,519	1,488
Gas sales:
Regulated	1,067	500	218
Nonregulated	457	354	471
Gas transportation and storage	1,786	1,636	1,616
Other	464	380	408
Total operating revenue	$12,586	$11,737	$11,683
Virginia Power
Regulated electric sales	$7,383	$7,348	$7,482
Other	173	240	140
Total operating revenue	$7,556	$7,588	$7,622
Dominion Energy Gas
Gas sales:
Regulated	$87	$119	$122
Nonregulated	20	13	10
Gas transportation and storage	1,435	1,307	1,366
NGL revenue	91	62	93
Other	181	137	125
Total operating revenue	$1,814	$1,638	$1,716